Business Combination - Schedule of Allocated Purchase Price (Details) - Alpha Mind [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Business Acquisition [Line Items]
Purchase price for the Company	$ 99,650,000
Fair value of non-controlling interest	15,298,616
Total allocated purchase price	$ 114,948,616